Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Borrowings
9.
SHORT-TERM BORROWINGS

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	630,000	665,000	96,416
Reversed factoring arrangements	2,491,046	3,572,978	518,033
Total.	3,121,046	4,237,978	614,449

Short-term bank loans

Short-term bank loans consist of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term borrowings as of December 31, 2021 and 2022 were 3.67% and 3.17%, respectively. As of December 31, 2021 and 2022, the aggregate amounts of unused lines of credit available for the Group’s use were RMB135.0 million and RMB205.0 million (US$29.7 million), respectively. As of December 31, 2021 and 2022, the repayments of all short-term loans are guaranteed by the founder of the Company.

Reversed factoring arrangements

The Group enters into reversed factoring arrangements with certain commercial banks which accelerated the suppliers’ receivables collection process by allowing suppliers to sell their receivables from the Group to the banks.

In 2020, the Group entered into the 2020 reversed factoring arrangement with a commercial bank which entitled the Group to draw up to RMB800.0 million at an interest rate of 3.6%. The arrangement was further amended in 2021 and 2022 (“amended 2020 reversed factoring arrangement”) such that the draw down period was extended to July 2023 and the total available financing amount increased to RMB5,000.0 million (US$724.9 million) with interest rates ranging from 2.6% to 3.6%. The Group is obligated to repay the principal upon maturity, typically within six months. As of December 31, 2022, the aggregate amount available for the Group’s use under the amended 2020 reversed factoring arrangement was RMB3,000.7 million (US$435.1 million).

In March 2021, the Group entered into a reversed factoring arrangement with the same commercial bank (“2021 reversed factoring arrangement I”) which entitled the Group to draw up to RMB40.0 million from March 2021 to January 2022 at an interest rate of 3.6%. As of December 31, 2022, all borrowings made under this arrangement were repaid by the Group.

In December 2021, the Group entered into a reversed factoring arrangement with the same commercial bank (“2021 reversed factoring arrangement II”) which entitled the Group to draw up to RMB1,800.0 million from December 2021 to December 2022 at an interest rate of 3.6%. As of December 31, 2022, all borrowings made under this arrangement were repaid by the Group.

In October 2022, the Group entered into a reversed factoring arrangement with the same commercial bank (“2022 reversed factoring arrangement I”) which entitled the Group to draw up to RMB1,500.0 million (US$217.5 million) from October 2022 to August 2023 at an interest rate of 3.5%. As of December 31, 2022, the aggregate amounts available for the Group’s use under the 2022 reversed factoring arrangement I was RMB1,500.0 million (US$217.5 million).

9.
SHORT-TERM BORROWINGS (CONTINUED)

Reversed factoring arrangements (Continued)

Since July 2021, the Group entered into a reversed factoring arrangement with another commercial bank, subsequently amended in 2022 to extend the draw down period and increase the total available financing amount (“amended 2022 reversed factoring arrangement II”). Under this amended arrangement, the Group was entitled to draw up to RMB2,000.0 million (US$290.0 million) up until July 2023 at interest rates ranging from 2.5% to 3.6%. The Group was obligated to repay the principal upon maturity, typically within six months. This reversed factoring arrangement was guaranteed by the Founder. As of December 31, 2022, the aggregate amount available for the Group’s use under the amended 2022 reversed factoring arrangement II was RMB438.5 million (US$63.6 million).

In August 2022, the Group entered into a reversed factoring arrangement with the same commercial bank (“2022 reversed factoring arrangement III”), which entitled the Group to draw up to RMB500.0 million (US$ 72.5 million) from August 2022 to August 2023 at an interest rate of 2.6%. The Group was obligated to repay the principal upon maturity, typically within six months. As of December 31, 2022, the aggregate amounts available for the Group’s use under the 2022 reversed factoring arrangement III was RMB490.2 million (US$71.1 million).

In April 2022, the Group entered into a reversed factoring arrangement with a third commercial bank (“2022 reversed factoring arrangement IV”). Under the factoring arrangement, the Group was entitled to draw up to RMB100.0 million (US$14.5 million) from April 2022 to March 2023 at an interest rate of 3.65% and is obligated to repay the principal upon maturity, typically within six months. As of December 31, 2022, the aggregate amount available for the Group’s use under the 2022 reversed factoring arrangement IV was RMB98.9 million (US$14.3 million).

In May 2022, the Group entered into a reversed factoring arrangement with the same commercial bank (“2022 reversed factoring arrangement V”). Under the factoring arrangement, the Group was entitled to draw up to RMB300.0 million (US$43.5 million) from May 2022 to May 2023 at an interest rate of 3.55% and is obligated to repay the principal upon maturity, typically within six months. The Group was required to deposit cash collateral for the 2022 reversed factoring arrangement V, which was classified as “Restricted cash” on the Group’s consolidated balance sheet as of December 31, 2022. Total restricted cash held as collateral was RMB1.6 million (US$0.2 million) as of December 31, 2022. As of December 31, 2022, the aggregate amount available for the Group’s use under the 2022 reversed factoring arrangement V was RMB298.7 million (US$43.3 million).

The total aggregate amount available for the Group’s use under the above-mentioned reversed factoring arrangements was RMB4,448.4 million and RMB5,827.0 million (US$844.9 million) as of December 31, 2021 and 2022, respectively.

Pursuant to the above-mentioned reversed factoring arrangements, the Group was required to collateralize the reversed factoring borrowings with time deposits purchased from the respective banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB2,769.7 million and RMB3,864.9 million (US$560.4 million) as of December 31, 2021 and 2022, respectively, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

As a result of the above-mentioned reversed factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank, for which the origination of the loans were reported as “Proceeds from short-term borrowing” within financing activities in the consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022.